Fixed Deposits	12 Months Ended
Jun. 30, 2024
Fixed Deposits [Abstract]
FIXED DEPOSITS

NOTE 7 – FIXED DEPOSITS

Fixed deposits are time deposits placed with banks with a maturity date over one year. Interest earned is recorded as interest income in the statements of (loss) income and comprehensive (loss) income. As of June 30, 2024, the Company’s time deposits were RMB19,000,000 ($2,666,000); and will mature in May 2026.

Fixed deposits consisted of the following:

		As of June 30, 2024
No.		Principle Amount	Interest Rate	Deposit date	Maturity date
		RMB
(1)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	8,000,000	3.200%	2023/05/10	2026/05/10
(2)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	3,000,000	3.200%	2023/05/11	2026/05/11
(3)	Jiangsu Suzhou Rural Commercial Bank Co., Ltd	8,000,000	3.200%	2023/05/12	2026/05/12
	Total	19,000,000